Redeemable convertible preferred stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Redeemable Convertible Preferred Stock [Abstract]
Redeemable convertible preferred stock
16.	Redeemable convertible preferred stock
In connection with the IPO, all outstanding shares of redeemable convertible preferred stock were converted into shares of our Class A common stock on a one-to-one basis and their carrying value of $
1.1
billion was reclassified into stockholders’ equity. As such, there were no shares of redeemable convertible preferred stock issued and outstanding as of June 30, 2025.
Following is a presentation of the key characteristics and shares for each class of the Company’s preferred stock as of December 31, 2024.

Table 16.1. Details of Preferred Stocks
Preferred stock class	Issue Date	Issue price	Conversion price	Liquidation preference	Shares issued (in thousands)
Series A	8/22/2013	$0.27	$0.27	$0.27	33,621
Series B	2/26/2014	$0.97	$0.97	$0.97	17,586
Series C	4/10/2015	$2.17	$2.17	$2.17	18,445
Series D	5/17/2016	$2.76	$2.76	$2.76	23,203
Series E	Various	$16.23	$16.23	$16.23	37,391
Series F	5/9/2022	$42.14	$42.14	$42.14	9,516

17. Redeemable convertible preferred stock
In 2013, the Company issued
33.6
 million shares of Series A redeemable convertible preferred stock (“Series A Preferred Stock”), par value of $
0.0001
, at a purchase price of approximately $
0.27
per share for total cash proceeds of $
9.0
 million.
In 2014, the Company issued
17.6
 million shares of Series B redeemable convertible preferred stock (“Series B Preferred Stock”), par value of $
0.0001
, at a purchase price of approximately $
0.97
per share for total cash proceeds of $
17.0
 million.
In 2015, the Company issued
23.1
 million of Series C redeemable convertible preferred stock (“Series C Preferred Stock”) and Series C-1 redeemable convertible preferred stock (“Series C-1 Preferred Stock”), par value of $
0.0001
, at a purchase price of approximately $
2.17
per share for total cash proceeds of $
50.1
 million.
In 2016 and 2017, the Company issued a total of
23.2
 million of Series D redeemable convertible preferred stock (“Series D Preferred Stock”), par value of $
0.0001
, at a purchase price of approximately $
2.76
per share for total cash proceeds of $
64.1
 million, net of $
0.1
 million of issuance costs.
In 2018, the Company issued
9.1
 million of Series E redeemable convertible preferred stock (“Series E Preferred Stock”) par value of $
0.0001
, at a purchase price of approximately $
16.23
per share for total cash proceeds of $
148.9
 million.
In October 2019,
4.6
 million shares of Series C Preferred Stock were forfeited.
In March 2022, the holders of the Company’s convertible notes automatically converted their principal balance of $
451.0
 million into
27,790
 thousand shares of Series E Preferred Stock at a conversion rate of $
16.23
per share. The fair value of the convertible notes as of the conversion date was $
1,525.0
 million, of which

$
451.0
 million principal balance was converted to Series E Preferred Stock and $
1,074.0
 million was recorded in Additional paid-in capital.
In May 2022
, the Company issued
9.5
 million of Series F redeemable convertible preferred stock (“Series F Preferred Stock”) par value of $
0.0001
, at a purchase price of approximately $
42.14
per share for total cash proceeds of $
401.0
 million.
In September 2024
, a portion of the holders of the Company’s convertible notes converted their principal balance of $
8.3
million into
524,009
shares of Series E Preferred Stock at a conversion rate of $
16.23
per share. The fair value of the convertible notes as of the conversion date was $
15.0
million, of which $
8.5
million was converted to Series E Preferred Stock and $
6.5
million was recorded in Additional paid-in capital.
The holders of the Series A, Series B, Series C, Series D, Series E and Series F preferred stock (collectively, “Voting Preferred Stock”) have various rights and preferences as follows:
Voting
The holders of the Voting Preferred Stock shall be entitled to such number of votes equal to the number of whole common stock into which the preferred stock held by such holder are convertible in accordance with conversion rules as of the record date for determining stockholders entitled to vote on such matter and shall have voting rights and powers equal to the voting rights and powers of the common stock. The holders of the Series A Preferred Stock shall be entitled to appoint and remove two
Directors to the Board. The holders of Series C Preferred Stock are entitled to appoint and remove one
Director to the Board. The holders of Series C-1
Preferred Stock have no
voting rights except where it may be statutorily required.
Dividends
The holders of the Preferred Stock shall be entitled to cash dividends at the rate of eight percent of the original price per annum, payable only when as and if declared by the Board out of profits of the Company available for distribution in priority to any declaration or payment of any dividend or other distribution on any other class of stock in the capital of the Company. The dividends shall not be cumulative and shall be paid in immediately available funds.
Liquidation
Upon a liquidation event, whether voluntary or involuntary, any amounts or combined assets of Circle and its subsidiaries legally available for distribution to holders of the Company’s stock of all classes, shall be paid as follows: first, the holders of the preferred stock shall be entitled, before any distribution or payment is made upon any common stock to be paid an amount per preferred stock equal to the greater of (i) the sum of (A) $
0.27
per preferred stock for Series A or $
0.97
per preferred stock for Series B or $
2.17
for Series C or Series C-1
or $
2.76
for Series D or $
16.23
for Series E or $
42.14
for Series F, subject to appropriate adjustment in the event of any combination, consolidation, recapitalization, stock split, stock dividend or the like affecting such stock, and (B) the amount of all arrears of all declared but unpaid dividends and (ii) the amount per stock as would have been payable had all Preferred Stock been converted into common stock prior to the liquidations. If upon the liquidation, the available assets shall be insufficient to make payment in full to all holders of the Preferred Stock, then the available assets shall be distributed among the holders of Preferred Stock at the time issued, ratably in proportion to the full amounts to which they would otherwise be respectively entitled if the entire preferred stock liquidation preference were paid in full. Second, after the payment of the full Preferred Stock liquidation preference, the remaining available assets shall be distributed ratably to the holders of the common stock based on the number of common stock held by each such holder.
Redemption
To the extent the preferred stock has not been previously redeemed or converted, a holder of preferred stock may require Circle to redeem its preferred stock, with prior written consent of at least 55% of the holders of

Voting Preferred Stock. A redemption would occur in three annual installments that could commence no sooner than May 6, 2027. Redemptions, if any, will be made from profits available for distribution to the extent available. If there are insufficient profits available for distribution to redeem all of the preferred stock to be redeemed, Circle will redeem the remaining shares to be redeemed as soon as there are sufficient profits available for distribution.
Conversion
The Preferred Stock may at the option of the holder thereof be converted at any time into fully-paid common stock. In addition, each preferred share shall automatically be converted into common stock upon the closing of an underwritten public offering of the Company’s common stock at a price per share of not less than $
32.64
, subject to certain adjustments, where the Company receives proceeds of $
150.0
 million or more. The number of Class A Common Stock and Class B Common Stock into which each Series A or Series B or Series C or Series C-1 or Series D or Series E or Series F preferred stock may be converted shall be determined by dividing the Series A or Series B or Series C or Series C-1 or Series D or Series E or Series F original price by the Series A or Series B or Series C or Series C-1 or Series D or Series E or Series F conversion price (as defined in the Charter), in effect at the time of the conversion, as applicable.
Following is a presentation of the key characteristics and shares outstanding for each class of the Company’s preferred stock as of December 31, 2024:
Table 17. Details of Preferred Stocks

Preferred stock class	Issue Date	Issue price	Conversion price	Liquidation preference	Shares issued and outstanding (in thousands)
Series A	8/22/2013	$0.27	$0.27	$0.27	33,621
Series B	2/26/2014	$0.97	$0.97	$0.97	17,586
Series C	4/10/2015	$2.17	$2.17	$2.17	18,445
Series D	5/17/2016	$2.76	$2.76	$2.76	23,203
Series E	Various	$16.23	$16.23	$16.23	37,391
Series F	5/9/2022	$42.14	$42.14	$42.14	9,516